Note 2 - Summary of Significant Accounting Policies (Details Textual) - shares shares in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Minimum [Member]
Property, Plant and Equipment, Useful Life			3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life			5 years
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	79.0	12.5	6.6	14.4	13.3